Revenue - Remaining performance obligations of long-term contracts (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transaction price allocated to remaining performance obligations
Aggregate amount of the transaction price allocated to longterm contracts that are partially or fully unsatisfied at the end of each year	¥ 383,716	¥ 102,528	¥ 135,414
Expected to be recognized within one year
Disclosure of transaction price allocated to remaining performance obligations
Aggregate amount of the transaction price allocated to longterm contracts that are partially or fully unsatisfied at the end of each year	240,089	67,979	52,838
Expected to be recognized in one to two years
Disclosure of transaction price allocated to remaining performance obligations
Aggregate amount of the transaction price allocated to longterm contracts that are partially or fully unsatisfied at the end of each year	67,464	18,920	45,305
Expected to be recognized in two to three years
Disclosure of transaction price allocated to remaining performance obligations
Aggregate amount of the transaction price allocated to longterm contracts that are partially or fully unsatisfied at the end of each year	48,475	3,290	22,391
Expected to be recognized beyond three years
Disclosure of transaction price allocated to remaining performance obligations
Aggregate amount of the transaction price allocated to longterm contracts that are partially or fully unsatisfied at the end of each year	¥ 27,688	¥ 12,339	¥ 14,880